Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($) $ in Thousands	Class A Ordinary Shares	Class B Ordinary Shares	Series Seed Preferred Shares	Subscription Receivable	Additional Paid-in Capital	Statutory Reserves	(Accumulated Deficit)/ Retained Earnings	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2021		$ 1		$ (9)	$ 13,974	$ (16,412)	$ 83	$ (2,363)
Balance (in Shares) at Dec. 31, 2021	2,544,148	9,630,634	272,978
Net loss						(8,845)		(8,845)
Share-based compensation expense					1,060			1,060
Share-based compensation expense (in Shares)	382,250
Reverse recapitalization				9	18,524			18,533
Reverse recapitalization (in Shares)	4,965,379
Conversion into ordinary shares	$ 1				12,472			12,473
Conversion into ordinary shares (in Shares)	5,424,126		(272,978)
Foreign currency translation adjustment							(544)	(544)
Balance at Dec. 31, 2022	$ 1	$ 1			46,030	(25,257)	(461)	20,314
Balance (in Shares) at Dec. 31, 2022	13,315,903	9,630,634
Net loss						(6,120)		(6,120)
Share-based compensation expense					2,641			2,641
Share-based compensation expense (in Shares)	1,097,396
Reverse recapitalization					9			9
Conversion into ordinary shares
Foreign currency translation adjustment							(56)	(56)
A/C, beginning due to bitcoin revaluation						80		80
Disposal of a subsidiary						(48)		(48)
Balance at Dec. 31, 2023	$ 1	$ 1			$ 48,680	$ (31,345)	$ (517)	$ 16,820
Balance (in Shares) at Dec. 31, 2023	14,413,299	9,630,634